Related party disclosures - Summary of Compensation for the Supervisory Board (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Key management personnel compensation, termination benefits	€ 0.3
Key management personnel compensation, short-term employee benefits	€ 2.5	€ 2.6	€ 1.7